AXS Alternative Growth Fund

Class A Shares: EEHAX

Class I Shares: EEHIX

A series of Investment Managers Series Trust II

Supplement dated September 11, 2020 to the

Prospectus dated October 18, 2019 as revised November 18, 2019, February 1, 2020 and September 1, 2020.

Effective immediately, the table under “Example” in the Prospectus is deleted and replaced with the following:

	One Year	Three Years	Five Years	Ten Years
Class A Shares	$694	$1,164	$1,875	$3,753
Class I Shares	$101	$549	$1,254	$3,134

Please file this Supplement with your records.

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